                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 106                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 106                                              [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: November 30, 2004

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [x] on November 30, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

A Class
B CLASS
C CLASS

Fundamental Equity Fund

NOVEMBER 30, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth. Income is a secondary objective

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund looks for common stocks of companies that the fund's manager believes are priced attractively in relation to their earnings growth potential and estimated dividend production. The fund will generally invest in larger companies, although it may purchase shares in companies of other sizes.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

*  STYLE RISK - If at any time the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878 or visit us at americancentury.com.

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3

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                  A CLASS   B CLASS    C CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                       5.75%     None       None
  Imposed on Purchases
  (as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)              None (1)  5.00% (2)  1.00% (3)
  (as a percentage of the original offering
  price for B Class shares and the lower
  of the original offering price or redemption
  proceeds for A and C Class shares)
--------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 12, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                     MANAGEMENT   DISTRIBUTION AND       OTHER       TOTAL ANNUAL FUND
                     FEE (1)      SERVICE (12B-1) FEES   EXPENSES    OPERATING EXPENSES
---------------------------------------------------------------------------------------
Fundamental Equity
  A Class            1.00%        0.25% (2)              0.00% (3)   1.25%
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  B Class            1.00%        1.00% (2)              0.00% (3)   2.00%
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  C Class            1.00%        1.00% (2)              0.00% (3)   2.00%
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(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
     MANAGEMENT FEE RATE GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND
     INCREASES AS STRATEGY ASSETS DECREASE. SEE The Investment Advisor UNDER
     Management FOR AN EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 21.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

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EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Fundamental Equity
  A Class                   $695          $947           $1,219         $1,991
--------------------------------------------------------------------------------
  B Class                   $602          $923           $1,169         $2,115
--------------------------------------------------------------------------------
  C Class                   $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Fundamental Equity
  A Class                   $695          $947           $1,219         $1,991
--------------------------------------------------------------------------------
  B Class                   $202          $623           $1,069         $2,115
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  C Class                   $202          $623           $1,069         $2,305
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OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund generally looks for common stocks that the fund's manager believes are attractively priced relative to the companies' earnings growth potential and dividend yields. In implementing this approach, the manager uses an investment methodology that focuses on stock-specific internal factors, such as achievable earnings estimates, sustainable growth rates and dividend payouts. Risk control measures implemented by the portfolio manager help to provide diversification of securities and sectors within the fund.

The fund's investment approach is expected to generate returns with a lower level of price volatility than is associated with more aggressive investments.
As a result, the fund is designed to meet the needs of long-term investors who seek capital growth but do not want the price volatility typically associated with more aggressive growth strategies.

Although the portfolio manager intends to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign companies, most of those investments will be in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio manager does not attempt to time the market. Instead, under normal market conditions, he intends to keep at least 80% of the fund's assets invested in equity securities at all times. When the manager believes it is prudent,  the
fund  may   invest  a  portion  of  its   assets  in   convertible   securities,
equity-equivalent   securities,   foreign  securities,   short-term  securities,
non-leveraged futures contracts and other similar securities. Futures contracts, a type of  derivative  security,  can help the fund's cash assets  remain liquid while  performing  more like  stocks.  The fund has a policy  governing  futures contracts  and similar  derivative  securities  to help manage the risk of these types of  investments.  A  complete  description  of the  derivatives  policy is included in the statement of additional information.

         [graphic of triangle]

          EQUITY SECURITIES INCLUDE COMMON STOCK,  PREFERRED STOCK, STOCK FUTURE
          CONTRACTS, AND EQUITY-EQUIVALENT  SECURITIES,  SUCH AS DEBT SECURITIES
          AND PREFERRED  STOCK  CONVERTIBLE  INTO COMMON STOCK,  AND STOCK INDEX
          FUTURES CONTRACTS.

When determining whether to sell a security, the portfolio manager considers among other things, a security's price, whether a security's risk parameters outweigh its return opportunities, general market conditions and any other factor deemed relevant by the portfolio manager.

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WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio manager intends to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

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7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and portfolio manager play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears. Fundamental Equity A, B and C Class will pay the advisor a unified management fee of 1.000% of its pro rata share of the first $20 billion of the strategy assets, 0.950% of its pro rata share of the next $10 billion of the strategy assets, 0.925% of its pro rata share of the next $10 billion of the strategy assets, 0.900% of its pro rata share of the next $10 billion of the strategy assets, and 0.875% of its pro rata share over
$50 billion of the strategy assets.

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8

THE PORTFOLIO MANAGER

The advisor employs a portfolio manager and analyst to manage the fund. The team meets regularly to review portfolio holdings. The portfolio manager buys and sells securities for the fund as he sees fit, guided by the fund's investment objectives and strategy.

The portfolio manager is identified below.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Fundamental Equity since its inception. Since joining American
Century in February 2000, he served as a Portfolio Manager for Select and continues to serve as a Portfolio Manager for Ultra. He was a Portfolio Manager
with the Franklin Templeton Group from March 1998 to October 1999. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of
Business.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American Century-
managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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9

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Fundamental Equity offers the A, B and C Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge (1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC (2)                         Contingent deferred sales charge
                                              on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares
                                              eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                    Aggregate purchases limited
for long-term investors                       to amounts less than $100,000
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts less than $1,000,000;
generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR
     MORE THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amount for Fundamental Equity is $2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all
other accounts.

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

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10

                          SALES CHARGE     SALES CHARGE          AMOUNT PAID TO
                          AS A % OF        AS A % OF             FINANCIAL ADVISOR
PURCHASE AMOUNT           OFFERING PRICE   NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
-----------------------------------------------------------------------------------------
Less than $50,000         5.75%            6.10%                 5.00%
-----------------------------------------------------------------------------------------
$50,000 - $99,999         4.75%            4.99%                 4.00%
-----------------------------------------------------------------------------------------
$100,000 - $249,999       3.75%            3.90%                 3.25%
-----------------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%                 2.00%
-----------------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%                 1.75%
-----------------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%                 1.00% (1)
-----------------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%                 0.50% (1)
-----------------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%                 0.25% (1)
-----------------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

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11

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families)
   of American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and FINANCIAL INTERMEDIARY portions of the Web site.
From the description of A Class shares, a hyperlink will take you directly to this disclosure.

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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12

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and C
   Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

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13

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

------
14

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American Century generally does not have access to the underlying shareholder account information. However, American
Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B and C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit, and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

        [graphic of triangle]

        GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
        REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
        THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND ALL
        REQUIRED SIGNATURES.

------
17

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
19

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds- are
Subject to capital gains tax. The table above can provide a general guide for
Your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
20

MULTIPLE CLASS INFORMATION

The shares offered by this prospectus are A, B and C Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                                           FUND CODE
--------------------------------------------------------------------------------
Fundamental Equity Fund
  A Class                                                   113
--------------------------------------------------------------------------------
  B Class                                                   313
--------------------------------------------------------------------------------
  C Class                                                   613
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0411
SH-PRS-40485

American Century
Investments
statement of
additional information

NOVEMBER 30, 2004

American Century Mutual Funds, Inc.

Balanced Fund
Capital Growth Fund
Capital Value Fund
Fundamental Equity
Giftrust(R)Fund
Growth Fund
Heritage Fund
New Opportunities Fund
New Opportunities II Fund
Select Fund
Ultra(R)Fund
Vista(sm) Fund
Veedot(R) Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED FEBRUARY 27, 2004 AND NOVEMBER 30, 2004, BUT IS NOT A
PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN
CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A
PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS
LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

Table of Contents

The Funds' History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

Fund Investment Guidelines . . . . . . . . . . . . . . . . . . . . . . . . . .3
        Fundamental Equity, Growth, Ultra, Select,
        Vista, Heritage, Giftrust, New Opportunities,

        Fundamental Equity, Growth, Ultra, Select,
        Vista, Heritage, Capital Value, Giftrust,
        New Opportunities, New Opportunities II,

------

THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On July 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this statement of additional information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                 TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Growth
  Investor Class                         TWCGX                        10/31/1958
--------------------------------------------------------------------------------
  Institutional Class                    TWGIX                        06/16/1997
--------------------------------------------------------------------------------
  C Class                                TWGCX                        11/28/2001
--------------------------------------------------------------------------------
  R Class                                AGWRX                        08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                          TCRAX                        06/04/1997
--------------------------------------------------------------------------------
Ultra
  Investor Class                         TWCUX                        11/02/1981
--------------------------------------------------------------------------------
  Institutional Class                    TWUIX                        11/14/1996
--------------------------------------------------------------------------------
  C Class                                TWCCX                        10/29/2001
--------------------------------------------------------------------------------
  R Class                                AULRX                        08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                          TWUAX                        10/02/1996
--------------------------------------------------------------------------------
Select
  Investor Class                         TWCIX                        10/31/1958
--------------------------------------------------------------------------------
  Institutional Class                    TWSIX                        03/13/1997
--------------------------------------------------------------------------------
  A Class                                AASLX                        01/31/2003
--------------------------------------------------------------------------------
  B Class                                ABSLX                        01/31/2003
--------------------------------------------------------------------------------
  C Class                                ACSLX                        01/31/2003
--------------------------------------------------------------------------------
  Advisor Class                          TWCAX                        08/08/1997
--------------------------------------------------------------------------------
Vista
  Investor Class                         TWCVX                        11/25/1983
--------------------------------------------------------------------------------
  Institutional Class                    TWVIX                        11/14/1996
--------------------------------------------------------------------------------
  C Class                                TWVCX                        07/18/2001
--------------------------------------------------------------------------------
  Advisor Class                          TWVAX                        10/02/1996
--------------------------------------------------------------------------------
Heritage
  Investor Class                         TWHIX                        11/10/1987
--------------------------------------------------------------------------------
  Institutional Class                    ATHIX                        06/16/1997
--------------------------------------------------------------------------------
  C Class                                AHGCX                        06/26/2001
--------------------------------------------------------------------------------
  Advisor Class                          ATHAX                        07/11/1997
--------------------------------------------------------------------------------
Balanced
  Investor Class                         TWBIX                        10/20/1988
--------------------------------------------------------------------------------
  Institutional Class                    ABINX                        05/01/2000
--------------------------------------------------------------------------------
  Advisor Class                          TWBAX                        01/06/1997
--------------------------------------------------------------------------------

------

FUND                                 TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Capital Value
  Investor Class                       ACTIX                        03/31/1999
--------------------------------------------------------------------------------
  Institutional Class                  ACPIX                        03/01/2002
--------------------------------------------------------------------------------
 Advisor Class                        ACCVX                        05/14/2003
--------------------------------------------------------------------------------
Giftrust
  Investor Class                       TWGTX                        11/25/1983
--------------------------------------------------------------------------------
New Opportunities
  Investor Class                       TWNOX                        12/26/1996
--------------------------------------------------------------------------------
New Opportunities II
  Investor Class                       ANOIX                        06/01/2001
--------------------------------------------------------------------------------
  Institutional Class                  N/A                          N/A
--------------------------------------------------------------------------------
  A Class                              ANOAX                        01/31/2003
--------------------------------------------------------------------------------
  B Class                              ANOBX                        01/31/2003
--------------------------------------------------------------------------------
  C Class                              ANOCX                        01/31/2003
--------------------------------------------------------------------------------
Veedot
  Investor Class                       AMVIX                        11/30/1999
--------------------------------------------------------------------------------
  Institutional Class                  AVDIX                        08/01/2000
--------------------------------------------------------------------------------
  Advisor Class                        N/A                          N/A
--------------------------------------------------------------------------------
Capital Growth
  A Class                              ACCGX                        02/27/2004
--------------------------------------------------------------------------------
  B Class                              ACGBX                        02/27/2004
--------------------------------------------------------------------------------
  C Class                              ACPGX                        02/27/2004
--------------------------------------------------------------------------------
Fundamental Equity
  A Class                              N/A                          11/30/2004
--------------------------------------------------------------------------------
  B Class                              N/A                          11/30/2004
--------------------------------------------------------------------------------
  C Class                              N/A                          11/30/2004
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing each fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Each fund, other than Veedot, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot is nondiversified. Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

------

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

FUNDAMENTAL EQUITY, GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW
OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT AND CAPITAL GROWTH

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible debt securities and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 5, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. With regard to Veedot, the portfolio managers intend to keep the fund fully invested so long as the methodology identifies sufficient accelerating securities whose share price patterns suggest their stock prices are likely to increase in value. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 9, SHORT-TERM SECURITIES, page 12 and FUTURES AND OPTIONS, page
13.

BALANCED

In general, within the restrictions outlined here and in the fund's prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
FUND INVESTMENT GUIDELINES. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, non-leveraged futures contracts and similar securities, and short-term securities. See Table
1, page 5.

------

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-to-10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the prospectus. For a description of the fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, on
page 70.

CAPITAL VALUE

The portfolio managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The portfolio managers will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities. See Table 1, below.

TABLE 1

AN "X" IN THE TABLE BELOW INDICATES THAT THE FUND MAY INVEST IN THE SECURITY
OR EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                      FUNDAMENTAL
                      EQUITY
                      GROWTH                      NEW
                      ULTRA                       OPPORTUNITIES II
                      SELECT,          VISTA      NEW                                       CAPITAL
                      CAPITAL GROWTH   HERITAGE   OPPORTUNITIES       GIFTRUST   BALANCED   VALUE      VEEDOT
-------------------------------------------------------------------------------------------------------------
Foreign Securities    X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Convertible
   Securities         X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Short Sales           X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Portfolio Lending     33-1/3%         33-1/3%     33-1/%             33-1/3%    33-1/3%    33-1/3%   33-1/3%
-------------------------------------------------------------------------------------------------------------
Derivative
Securities            X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Investments in
   Companies
   with Limited
   Operating
   Histories          5%               10%        10%                 10%        5%         X          10%
-------------------------------------------------------------------------------------------------------------
Other Investment
   Companies          10%              10%        10%                 10%        10%        10%        10%
-------------------------------------------------------------------------------------------------------------
Repurchase
   Agreements         X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
When-Issued and
   Forward
   Commitment
   Agreements         X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Restricted and
   Illiquid
   Securities        15%              15%        15%                 15%        15%        15%        15%
-------------------------------------------------------------------------------------------------------------
Short-Term
   Securities         X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Futures & Options     X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Forward Currency
   Exchange
   Contracts          X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------
Equity Equivalents    X                X          X                   X          X          X          X
-------------------------------------------------------------------------------------------------------------

------

AN "X" IN THE TABLE BELOW INDICATES THAT THE FUND MAY INVEST IN THE SECURITY
OR EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                    FUNDAMENTAL
                    EQUITY
                    GROWTH                      NEW
                    ULTRA                       OPPORTUNITIES II
                    SELECT,          VISTA      NEW                                       CAPITAL
                    CAPITAL GROWTH   HERITAGE   OPPORTUNITIES       GIFTRUST   BALANCED   VALUE      VEEDOT
-----------------------------------------------------------------------------------------------------------
Fixed-Income
   Securities
-----------------------------------------------------------------------------------------------------------
   Debt Securities    X                X          X                   X          X          X          X
-----------------------------------------------------------------------------------------------------------
   Municipal Notes                                                               X          X
-----------------------------------------------------------------------------------------------------------
   Municipal Bonds                                                               X          X
-----------------------------------------------------------------------------------------------------------
   Variable- and                                                                 X          X
   Floating-Rate
   Obligations
-----------------------------------------------------------------------------------------------------------
   Obligations
   with Term                                                                     X          X
   Puts Attached
-----------------------------------------------------------------------------------------------------------
   Tender Option
   Bonds                                                                                    X
-----------------------------------------------------------------------------------------------------------
   Zero-Coupon and                                                               X
   Step-Coupon
   Securities
-----------------------------------------------------------------------------------------------------------
   Inverse Floaters                                                              X          X
-----------------------------------------------------------------------------------------------------------
   U.S. Government    X                X          X                   X          X          X          X
   Securities
-----------------------------------------------------------------------------------------------------------
   Mortgage-Backed                                                               X
   Securities
-----------------------------------------------------------------------------------------------------------
   Asset-Backed
   Securities                                                                    X
-----------------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 5.

Foreign Securities

Each fund may invest an unlimited portion of its total assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S.
or foreign securities markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds may purchase foreign securities of issuers whose principal business activities are located in developed and emerging market countries. The funds consider developed countries to include Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

------

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

------

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

------

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or

------

realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped"
between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

------

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

------

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

------

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depository Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities
   (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges.
Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

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Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at

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the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions.
Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 9.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so;

(2)  When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

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In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Debt Securities

Each of the funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities generally will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors

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Service, Inc. or BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to
Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of

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the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Balanced and Capital Value may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The portfolio managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, Capital Value may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

Zero-Coupon and Step-Coupon Securities

Balanced may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the

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security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date;
these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

Inverse Floaters

Balanced and Capital Value may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)  Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

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U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit of the U.S.
government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Mortgage-Backed Securities

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

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As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

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Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

------

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche - known as a companion bond, support or non-PAC bond - that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with

------

payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

------

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

------

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT              POLICY
--------------------------------------------------------------------------------
Senior Securities    A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing            A fund may not borrow money, except for temporary or
                     emergency purposes (not for leveraging or investment)
                     in an amount not exceeding 33-1/3% of the fund's total
                     assets.
--------------------------------------------------------------------------------
Lending              A fund may not lend any security or make any other
                     loan if, as a result, more than 33-1/3% of the fund's
                     total assets would be lent to other parties, except (i)
                     through  the purchase of debt securities in
                     accordance with its investment objective, policies and
                     limitations or (ii) by engaging in repurchase agreements
                     with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate          A fund may not purchase or sell real estate unless
                     acquired as a result of owner ship of securities or
                     other instruments. This policy shall not prevent a
                     fund from investing in securities or other
                     instruments backed by real estate or securities of
                     companies that deal in real estate or are engaged in
                     the real estate business.
--------------------------------------------------------------------------------
Concentration        A fund (except Veedot) may not concentrate its
                     investments in securities of issuers in a particular
                     industry (other than securities issued or guaranteed by
                     the U.S. government or any of its agencies or
                     instrumentalities).
--------------------------------------------------------------------------------
Underwriting         A fund may not act as an underwriter of securities
                     issued by others, except to the extent that the fund
                     may be considered an underwriter within the meaning of the
                     Securities Act of 1933 in the disposition of restricted
                     securities.
--------------------------------------------------------------------------------
Commodities          A fund may not purchase or sell physical commodities
                     unless acquired as a result of ownership of securities
                     or other instruments, provided that this limitation shall
                     not prohibit the fund from purchasing or selling options
                     and futures contracts or from investing in securities or
                     other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control              A fund may not invest for purposes of exercising control
                     over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

------

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                 POLICY
--------------------------------------------------------------------------------
Leveraging              A fund may not purchase additional investment securities
                        at any time during which outstanding borrowings exceed
                        5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity               A fund may not purchase any security or enter into a
                        repurchase agreement if, as a result, more than 15% of
                        its net assets would be invested in illiquid securities.
                        Illiquid securities include repurchase agreements not
                        entitling the holder to payment of principal and
                        interest within seven days, and securities that are
                        illiquid by virtue of legal or contractual restrictions
                        on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales             A fund may not sell securities short, unless it owns or
                        has the right to obtain securities equivalent in kind
                        and amount to the securities sold short, and provided
                        that transactions in futures contracts and options
                        are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                  A fund may not purchase securities on margin, except
                        to obtain such short-term credits as are necessary
                        for the clearance of transactions, and provided that
                        margin payments in connection with futures contracts
                        and options on futures con tracts shall not constitute
                        purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and Options     A fund may enter into futures contracts and write and
                        buy put and call options relating to futures contracts.
                        A fund may not, however, enter into leveraged futures
                        transactions if it would be possible for the fund to
                        lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with Limited    A fund may invest a portion of its assets in the
Operating Histories     securities of issuers with limited operating
                        histories. An issuer is considered to have a limited
                        operating history if that issuer has a record of
                        less than three years of continuous operation. Periods
                        of capital formation, incubation, consolidations, and
                        research and development may be considered in
                        determining whether a particular issuer has a record of
                        three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's prospectus.

Capital Value Fund

The portfolio managers of Capital Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the portfolio managers may sell

------

securities to realize losses that can be used to offset realized capital gains.
They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Other Funds

With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Select, the higher portfolio turnover rate in 2002 was the result of repositioning the portfolio to take advantage of investment opportunities, as well as changes to the fund's portfolio team during the year.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

------

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent; that is, they have never been employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned  subsidiaries,  including
ACIM,  ACIS and ACSC.  The directors  serve in this capacity for six  registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and appointed or re-appointed on an annual basis. The officers serve in similar capacities for the other 13 registered investment companies advised by ACIM.

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                          POSITION(S)    LENGTH                                  IN FUND     OTHER
                          HELD           OF TIME                                 COMPLEX     DIRECTORSHIPS
NAME, ADDRESS             WITH           SERVED  PRINCIPAL OCCUPATION(S)         OVERSEEN BY HELD BY
(YEAR OF BIRTH)           FUND           (YEARS) DURING PAST 5 YEARS             DIRECTOR    DIRECTOR
---------------------------------------------------------------------------------------------------------------
Interested Directors
---------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr. (1) Director,      45      Chairman, Director and          52          None
4500 Main Street          Chairman               controlling shareholder, ACC
Kansas City, MO 64111     of the                 Chairman, ACSC and
(1924)                    Board                  other ACC subsidiaries
                                                 Director, ACIM, ACSC and
                                                 other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------
James E. Stowers III (1)  Director,      13      Co-Chairman, ACC                52          None
4500 Main Street          Chairman               (September 2000 to present)
Kansas City, MO 64111     of the                 Chief Executive Officer, ACC
(1959)                    Board                  (June 1996 to September 2000)
                                                 Director, ACC, ACIM, ACSC
                                                 and other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------
Independent Directors
---------------------------------------------------------------------------------------------------------------
Thomas A. Brown           Director       23      Retired, Formerly Chief         52          None
4500 Main Street                                 Executive Officer/Treasurer,
Kansas City, MO 64111                            ASSOCIATED BEARINGS
(1940)                                           COMPANY, a corporation
                                                 engaged in the sale
                                                 of bearings and power
                                                 transmission products
---------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.     Director       6       Senior Vice President,          52          Director, MIDWEST
4500 Main Street                                 MIDWEST RESEARCH INSTITUTE                  RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)
---------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock           Director       7       Retired, formerly Chairman,     52          Director,
4500 Main Street                                 PUBLIC SERVICE COMPANY                      ALLIED MOTION
Kansas City, MO 64111                            OF COLORADO                                 TECHNOLOGIES, INC.
(1935)
---------------------------------------------------------------------------------------------------------------
Donald H. Pratt           Director,      8       Chairman,                       52          Director,
4500 Main Street          Vice Chairman          WESTERN INVESTMENTS, INC.                   ATLAS-COPCO,
Kansas City, MO 64111     of the                 Retired Chairman of the Board,              NORTH
(1937)                    Board                  BUTLER MANUFACTURING COMPANY                AMERICA INC.
---------------------------------------------------------------------------------------------------------------
Gale E. Sayers            Director       3       President, Chief Executive      52          Director, TRIAD
4500 Main Street                                 Officer and Founder,                        HOSPITALS, INC.
Kansas City, MO 64111                            SAYERS 40, INC.
(1943)
---------------------------------------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                      IN FUND
                        POSITION(S) LENGTH                                            COMPLEX     OTHER
                        HELD        OF TIME                                           OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS           WITH        SERVED   PRINCIPAL OCCUPATION(S)                  BY          HELD BY
(YEAR OF BIRTH)         FUND        (YEARS)  DURING PAST 5 YEARS                      DIRECTOR    DIRECTOR
----------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord  Director    9        Senior Vice President and                52          Director, DST
4500 Main Street                             Chief Integration Officer                            SYSTEMS, INC.,
Kansas City, MO 64111                        SPRINT CORPORATION                                   Director,
(1945)                                       (September 2003 to present)                          EURONET
                                             Senior Vice President-                               WORLDWIDE,
                                             Financial Services                                   INC.
                                             SPRINT CORPORATION (January 2003
                                             to September 2003)
                                             Senior Vice President-Finance,
                                             Global Markets Group
                                             SPRINT CORPORATION
                                             (December 1998 to January 2003)
---------------------------------------------------------------------------------------------------------------
Timothy S. Webster      Director    2        President and Chief                      40          Director,
4500 Main Street                             Executive Officer,                                   AMERICAN
Kansas City, MO 64111                        AMERICAN ITALIAN PASTA                               ITALIAN PASTA
(1961)                                       COMPANY                                              COMPANY
---------------------------------------------------------------------------------------------------------------
Officers
---------------------------------------------------------------------------------------------------------------
William M. Lyons        President   3        Chief Executive Officer, ACC             Not         Not
4500 Main St.                                and other ACC subsidiaries               applicable  applicable
Kansas City, MO 64111                        (September 2000 to present)
(1955)                                       President, ACIS
                                             (July 2003 to present)
                                             President, ACC
                                             (June 1997 to present)
                                             President, ACIM
                                             (September 2002 to present)
                                             Chief Operating Officer, ACC
                                             (June 1996 to September 2000)
                                             Also serves as: Executive Vice
                                             President, ACSC
                                             and other ACC subsidiaries
----------------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive   8        Chief Administrative Officer,            Not         Not
4500 Main St.           Vice                 ACC (August 1997 to present)             applicable  applicable
Kansas City, MO 64111   President            Chief Financial Officer, ACC
(1946)                                       (May 1995 to present)
                                             President, ACSC
                                             (January 1999 to present)
                                             Executive Vice President,
                                             ACC (May 1995 to present)
                                             Also serves as: Executive
                                             Vice President and Chief
                                             Financial Officer, ACIM, ACIS
                                             and other ACC Subsidiaries
                                             and Treasurer, ACIM
----------------------------------------------------------------------------------------------------------------
Maryanne Roepke         Senior      3        Senior Vice President                    Not         Not
4500 Main St.           Vice                 (April 1998 to present) and              applicable  applicable
Kansas City, MO 64111   President,           Assistant Treasurer (September
(1956)                  Treasurer            1985 to present), ACSC
                        and Chief
                        Accounting
                        Officer
---------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior Vice  3       Senior Vice President,                   Not         Not
4500 Main St.           President            and General Counsel, ACIM                applicable  applicable
Kansas City, MO 64111   and                  ACIS, ACSC and other ACC
(1958)                  General              subsidiaries
                        Counsel              (June 1998 to present)
                                             Vice President and General Counsel, ACC
                                             (June 1998 to present)
----------------------------------------------------------------------------------------------------------------

------

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                        POSITION(S)       LENGTH                                    COMPLEX      OTHER
                        HELD              OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS           WITH              SERVED      PRINCIPAL OCCUPATION(S)       BY           HELD BY
(YEAR OF BIRTH)         FUND              (YEARS)     DURING PAST 5 YEARS           DIRECTOR     DIRECTOR
--------------------------------------------------------------------------------------------------------------
David H Reinmiller      Vice President,   3           Chief Compliance              Not          Not
4500 Main St.           and                           Officer, ACSC and ACIM       applicable   applicable
Kansas City, MO 64111   Chief             less than   (March 2001 to present)
(1963)                  Compliance        1 year      Vice President, ACSC
                        Officer                       (March 2000 to present)
                                                      Vice President, ACIM
                                                      (March 2002 to present)
                                                      Vice President, ACIS
                                                      (March 2003 to present)
                                                      Assistant General
                                                      Counsel, ACSC
                                                      (December 1996
                                                      to January 2001)
                                                      Associate General
                                                      Counsel, ACSC
                                                      (July 2001 to present)
--------------------------------------------------------------------------------------------------------------
Robert Leach            Controller        6           Vice President, ACSC          Not          Not
4500 Main St.                                         (February 2000 to present)    applicable   applicable
Kansas City, MO 64111                                 Controller-Fund Accounting,
(1966)                                                ACSC (June 1997 to present)
--------------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer       6           Vice President,               Not          Not
4500 Main St.                                         Corporate Tax, ACSC           applicable   applicable
Kansas City, MO 64111                                 (April 1998 to present)
(1967)                                                Vice President,
                                                      ACIM, ACIS and
                                                      other ACC subsidiaries
                                                      (April 1999 to present)
                                                      President, AMERICAN
                                                      CENTURY EMPLOYEE BENEFIT
                                                      SERVICES, INC.
                                                      (January 2000 to
                                                      December 2000)
                                                      Director, AMERICAN
                                                      CENTURY EMPLOYEE BENEFIT
                                                      SERVICES, INC.
                                                      (FEBRUARY 2000 TO
                                                      DECEMBER 2003)
                                                      Treasurer, AMERICAN CENTURY
                                                      EMPLOYEE BENEFIT
                                                      SERVICES, INC.
                                                      (December 2000 to
                                                      December 2003)
                                                      Treasurer, AMERICAN
                                                      CENTURY VENTURES, INC.
                                                      (December 1999 to
                                                      April 2001)
--------------------------------------------------------------------------------------------------------------

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the
Agreement). For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts.
Through December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003 was approximately $2.42 billion.

Ms. Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55, 890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

------

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, or annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

------

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

When considering whether to approve the investment advisory contract for a new fund (such as the Fundamental Equity Fund), the board examined many of the same factors. While profitability of a non-existent fund cannot be measured, they considered the entrepreneurial risk that the advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the total expense ratio of the fund would require the advisor to assume a substantial part of the start-up costs of the fund. They compared the resulting total expense ratio of the fund against its peers. They considered the experience of the portfolio management staff designated to manage the fund. Finally, they considered the position that the new fund would take in the line up of the American Century family of funds and the benefits to shareholders of existing funds and the new fund of the broadened product offering.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                             NUMBER OF
                                                                                             MEETINGS HELD
                                                                                             DURING LAST
COMMITTEE        MEMBERS                 FUNCTION                                            FISCAL YEAR
-----------------------------------------------------------------------------------------------------------
Executive        James E. Stowers, Jr.   The Executive Committee performs the functions      0
                 James E. Stowers III    of the Board of Directors between board meetings,
                 Donald H. Pratt         subject to the limitations on its power set out in
                                         the Maryland General Corporation Law, and except
                                         for matters required by the Investment Company
                                         Act to be acted upon by the whole board.
-----------------------------------------------------------------------------------------------------------
Compliance       Andrea C. Hall, PhD     The Compliance and Shareholder Communications       5
and Shareholder  Thomas A. Brown         Committee reviews the results of the funds'
Communications   Gale E. Sayers          compliance testing program, reviews quarterly
                                         reports from the Communications advisor to the
                                         board regarding various compliance matters and
                                         monitors the implementation of the funds' Code
                                         of Ethics, including any violations.
-----------------------------------------------------------------------------------------------------------
Audit            D.D. (Del) Hock         The Audit Committee approves the engagement         4
                 Donald H. Pratt         of the funds' independent registered public
                 M. Jeannine Strandjord  accounting firm, recommends approval of such
                 Timothy S. Webster      engagement to the independent directors, and
                                         oversees the activities of the funds' independent
                                         registered public accounting firm. The Committee
                                         receives reports from the advisor's Internal
                                         Audit Department, which is accountable to the
                                         Committee. The Committee also receives reporting
                                         about compliance matters affecting the funds.
-----------------------------------------------------------------------------------------------------------

------

                                                                                                NUMBER OF
                                                                                                MEETINGS HELD
                                                                                                DURING LAST
COMMITTEE        MEMBERS                 FUNCTION                                               FISCAL YEAR
-------------------------------------------------------------------------------------------------------------
Governance       Donald H. Pratt         The Board Governance Committee primarily considers     0
                 M. Jeannine Strandjord  and recommends individuals for nomination as directors.
                 Thomas A. Brown         The names of potential director candidates are drawn
                                         from a number of sources, including recommendations
                                         from members of the board, management and shareholders.
                                         See NOMINATIONS OF DIRECTORS below. This committee
                                         also reviews and makes recommendations to the
                                         board with respect to the composition of board
                                         committees and other board-related matters, including
                                         its organization, size, composition, responsibilities,
                                         functions and compensation.
-------------------------------------------------------------------------------------------------------------
Fund             Donald H. Pratt         The Fund Performance Review Committee                  0
Performance      Thomas A. Brown         reviews quarterly the investment activities and
Review           Andrea C. Hall, Ph.D.   strategies used to manage fund assets. The
                 D.D. (Del) Hock         committee regularly receives reports from
                 Gale E. Sayers          portfolio managers and other investment
                 M. Jeannine Strandjord  personnel concerning the funds' investments.
                 Timothy S. Webster
-------------------------------------------------------------------------------------------------------------

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the Committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, 4500 Main Street, Kansas City, MO
64111-7709:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing among other things the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

------

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
                                                       TOTAL COMPENSATION FROM
                             TOTAL COMPENSATION        THE AMERICAN CENTURY
NAME OF DIRECTOR             FROM THE FUNDS (1)        FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Thomas A. Brown              $51,630                   $86,726
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.        $52,803                   $88,728
--------------------------------------------------------------------------------
D.D. (Del) Hock              $52,803                   $88,728
--------------------------------------------------------------------------------
Donald H. Pratt              $54,889                   $92,228
--------------------------------------------------------------------------------
Gale E. Sayers               $51,017                   $85,728
--------------------------------------------------------------------------------
M. Jeannine Strandjord       $51,332                   $86,228
--------------------------------------------------------------------------------
Timothy S. Webster           $50,416                   $84,728
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR
     ENDED OCTOBER 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION
     OF THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANY MEMBERS OF
     THE AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE
     FISCAL YEAR. THE TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE
     PRECEDING TABLE IS AS FOLLOWS: MR. BROWN, $14,746; DR. HALL, $73,128; MR.
     HOCK, $76,728; MR. PRATT, $12,000; MR. SAYER, $77,978; AND MR. WEBSTER,
     $36,864.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the

------

same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below. Because Fundamental Equity and Capital Growth were not in operation as of the calendar year end, they are not included in the tables below.

                                                               NAME OF DIRECTORS
------------------------------------------------------------------------------------------------------------
                                         JAMES E.       JAMES E.      THOMAS A.    ROBERT W.    ANDREA C
                                         STOWERS, JR.   STOWERS III   BROWN        DOERING      HALL, PH.D.
------------------------------------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
  Growth                                 E              A             B            E            A
------------------------------------------------------------------------------------------------------------
  Ultra                                  E              C             C            E            A
------------------------------------------------------------------------------------------------------------
  Select                                 E              A             C            E            A
------------------------------------------------------------------------------------------------------------
  Vista                                  E              E             C            A            C
------------------------------------------------------------------------------------------------------------
  Heritage                               A              A             B            A            A
------------------------------------------------------------------------------------------------------------
  Giftrust                               B              C             A            A            A
------------------------------------------------------------------------------------------------------------
  Balanced                               A              A             B            A            A
------------------------------------------------------------------------------------------------------------
  New Opportunities                      A              E             C            D            C
------------------------------------------------------------------------------------------------------------
  New Opportunities II                   A              A             A            A            A
------------------------------------------------------------------------------------------------------------
  Capital Value                          A              A             A            A            A
------------------------------------------------------------------------------------------------------------
  Veedot                                 A              E             C            A            A
------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of
Equity Securities in all
Registered Investment Companies
Overseen by Director in Family of
Investment Companies                     E              E             E            E            E
------------------------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                                                  NAME OF DIRECTORS
------------------------------------------------------------------------------------------------------------
                                          D.D. (DEL)    DONALD     GALE E.    M. JEANNINE    TIMOTHY S.
                                          HOCK          H. PRATT   SAYERS     STRANDJORD     WEBSTER
------------------------------------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
  Growth                                  D             A          A          A              B
------------------------------------------------------------------------------------------------------------
  Ultra                                   D             A          A          D              C
------------------------------------------------------------------------------------------------------------
  Select                                  D             A          A          A              B
------------------------------------------------------------------------------------------------------------
  Vista                                   E             A          A          A              C
------------------------------------------------------------------------------------------------------------
  Heritage                                A             A          A          A              A
------------------------------------------------------------------------------------------------------------
  Giftrust                                A             A          A          A              A
------------------------------------------------------------------------------------------------------------
  Balanced                                A             A          C          A              A
------------------------------------------------------------------------------------------------------------
  New Opportunities                       A             A          A          A              B
------------------------------------------------------------------------------------------------------------
  New Opportunities II                    A             A          A          A              A
------------------------------------------------------------------------------------------------------------
  Capital Value                           A             A          A          A              A
------------------------------------------------------------------------------------------------------------
  Veedot                                  A             B          A          A              C
------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of
Equity Securities in all
Registered Investment Companies
Overseen by Director in Family of
Investment Companies                      E             E          C          E              E
------------------------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

------

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 3, 2004, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because
Fundamental Equity was not in operation as of November 3, 2004, it is not included in the chart below.

                                                       PERCENTAGE OF    PERCENTAGE OF
                                                       OUTSTANDING      OUTSTANDING
FUND/                                                  SHARES OWNED     SHARES OWNED
CLASS              SHAREHOLDER                         OF RECORD        BENEFICIALLY(1)
---------------------------------------------------------------------------------------
Balanced
---------------------------------------------------------------------------------------
  Investor
                   None
---------------------------------------------------------------------------------------
  Institutional
                   Trustees of American Century        99.95%           0%
                   Mutual Funds Indep Directors
                   Def Comp Plan
                   Kansas City, Missouri
---------------------------------------------------------------------------------------
  Advisor
                   Fulton Financial Adv TTEE           32%              0%
                   for Various Clients
                   Lancaster, Pennsylvania

                   Reliance Trust Co. Cust             12%              0%
                   for Various Clients
                   Atlanta, Georgia

                   M L P F & S                         10%              0%
                   Jacksonville, Florida

                   Lynspen & Co.                       9%               0%
                   Birmingham, Alabama

                   Nationwide Trust Company            5%               0%
                   Columbus, Ohio
---------------------------------------------------------------------------------------
Capital Growth
  A
                   American Century Investment         41%              41%
                   Management, Inc.
                   Kansas City, Missouri

                   AG Edwards & Sons Inc. CUST         31%              0%
                      FBO William Joseph Cronin        0%               8%
                      I.R.A. Rollover
                      El Dorado Hills, California

                   American Enterprise                 9%               0%
                   Investment Services
                   Minneapolis, Minnesota
---------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                                 PERCENTAGE OF   PERCENTAGE OF
                                                                 OUTSTANDING     OUTSTANDING
                                                                 SHARES OWNED    SHARES OWNED
FUND/CLASS            SHAREHOLDER                                OF RECORD       BENEFICIALLY(1)
------------------------------------------------------------------------------------------------
Capital Growth
------------------------------------------------------------------------------------------------
  B
                      American Century Investment                73%             73%
                      Management, Inc.
                      Kansas City, Missouri

                      AG Edwards & Sons Inc. CUST                15%             0%
                          FBO CUST for                           0%              6%
                          Betty Ten Broeck Weinstein
                          IRA Acct
                          Chicago, Illinois

                      American Enterprise Investment Services    10%             0%
                      Minneapolis, Minnesota
------------------------------------------------------------------------------------------------
C
                      American Century Investment                96%             96%
                      Management, Inc.
                      Kansas City, Missouri
------------------------------------------------------------------------------------------------
Capital Value
------------------------------------------------------------------------------------------------
  Investor
                      Charles Schwab & Co., Inc.                 26%             0%
                      San Francisco, California

                      Saxon & Co                                 18%             0%
                      Philadelphia, Pennsylvania

                      US Bank Trustee                            8%              0%
                      for Various Clients
                      Milwaukee, Wisconsin
------------------------------------------------------------------------------------------------
  Institutional
                      Saxon & Co.                                53%             0%
                      Philadelphia, Pennsylvania

                      Charles Schwab & Co., Inc.                 43%             0%
                      San Francisco, California
------------------------------------------------------------------------------------------------
  Advisor
                      Nationwide Trust Company                   61%             0%
                      Columbus, Ohio

                      Charles Schwab & Co., Inc.                 32%             0%
                      San Francisco, California
------------------------------------------------------------------------------------------------
Giftrust
                      None
------------------------------------------------------------------------------------------------
Growth
------------------------------------------------------------------------------------------------
  Investor
                      None
------------------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                              PERCENTAGE OF    PERCENTAGE OF
                                                              OUTSTANDING      OUTSTANDING
FUND/                                                         SHARES OWNED     SHARES OWNED
CLASS              SHAREHOLDER                                OF RECORD        BENEFICIALLY(1)
----------------------------------------------------------------------------------------------
Growth
----------------------------------------------------------------------------------------------
  Institutional
                   State Street Bank TR                       79%              0%
                   Lockheed Martin Co Defined Contributions
                   Plans Master Trust
                   Boston, Massachusetts
----------------------------------------------------------------------------------------------
  C
                   Pershing LLC                               59%              0%
                   Jersey City, New Jersey

                   James J. McGeachin and                     11%              0%
                   Janice K. McGeachin
                   Trustees J.R. McGeachin Inc. PSP
                   Idaho Falls, Idaho

                   MCB Trust Services                         7%               0%
                   FBO Various Clients
                   Denver, Colorado
----------------------------------------------------------------------------------------------
  R
                   MCB Trust Services Cust                    78%              0%
                   for Various Clients
                   Denver, Colorado

                   American Century                           22%              0%
                   Investment Management, Inc.
                   Kansas City, Missouri
----------------------------------------------------------------------------------------------
  Advisor
                   Morgan Stanley DW Inc.                     40%              0%
                   New York, New York

                   AG Edwards & Sons Inc.                     18%              0%
                   St. Louis, Missouri

                   Nationwide Trust Co.                       15%              0%
                   Columbus, Ohio

                   Charles Schwab & Co., Inc.                 10%              0%
                   San Francisco, California
----------------------------------------------------------------------------------------------
Heritage
----------------------------------------------------------------------------------------------
  Investor
                   State Street Bank & Trust Co TTEE          26%              0%
                       FBO Kraft Foods Inc.                   0%               26%
                       Westwood, Massachusetts

                   State Street Bank & Trust Co. TR           13%              0%
                   Philip Morris Deferred
                   PSP and Trust
                   Jersey City, New Jersey
----------------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                               PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED     SHARES OWNED
CLASS  SHAREHOLDER                             OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Heritage
--------------------------------------------------------------------------------
  Institutional
       Chase Manhattan Bank Trustee            52%              0%
       The BOC Group Inc. Savings
       Investment Plan Trust
       New York, New York

       The Chase Manhattan Bank NA TTEE        37%              0%
       The Reynolds and Reynolds Co. 401(k)
       Savings Plan Trust
       New York, New York

       Trustees of American Century            10%              10%
       P/S & 401(k) Savings Plan & Trust
       Kansas City, Missouri
--------------------------------------------------------------------------------
  C
       American Enterprise Investment Svcs     41%              0%
       Minneapolis, Minnesota

       Mobank & Co. EB                         23%              0%
       Monroe, Michigan

       LPL Financial Services                  9%               0%
       San Diego, California

       National Financial Services Corp        8%               0%
       New York, New York

       James J. McGeachin and                  7%               0%
       Janice K. McGeachin Trustees
       J.R. McGeachin Inc. PSP
       Idaho Falls, Idaho
--------------------------------------------------------------------------------
  Advisor
       Charles Schwab & Co., Inc.              24%              0%
       San Francisco, California

       MCB Trust Services as Agent For         15%              0%
       Citizens Bank
       Providence, Rhode Island

       AIG Federal Savings Bank Trustee        12%              0%
           FBO Macomb-Oakland Regional         0%               9%
           Center Money Purchase Plan
           Houston, Texas

       National Financial Services LLC         12%              0%
       New York, New York

       Mitra & Co.                             8%               0%
       Milwaukee, Wisconsin
--------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------
  Investor
       Trustees of American Century Profit     8%               8%
       Sharing and 401K Savings Plan & Trust
       Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                              PERCENTAGE OF  PERCENTAGE OF
                                                              OUTSTANDING    OUTSTANDING
FUND/                                                         SHARES OWNED   SHARES OWNED
CLASS              SHAREHOLDER                                OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------------------
  Investor
                   US Bank Trustee                            11%            0%
                       Private Asset O/A Platform             0%             6%
                       Milwaukee, Wisconsin
--------------------------------------------------------------------------------------------
  Institutional
                   None
--------------------------------------------------------------------------------------------
  A
                   Charles Schwab & Co., Inc.                 76%            0%
                   San Francisco, California

                   American Enterprise Investment Svcs        12%            0%
                   Minneapolis, Minnesota
--------------------------------------------------------------------------------------------
  B
                   American Enterprise Investment Svcs        47%            0%
                   Minneapolis, Minnesota

                   AG Edwards & Sons Inc.                     12%            0%
                   St. Louis, Missouri

                   National Financial Services Corp.          6%             0%
                   New York, New York

                   Pershing LLC                               6%             0%
                   Jersey City, New Jersey
--------------------------------------------------------------------------------------------
  C
                   American Enterprise Investment Svcs        36%            0%
                   Minneapolis, Minnesota

                   MLPF&S Inc.                                14%            0%
                   Jacksonville, Florida

                   A.G. Edwards & Sons Inc.                   7%             0%
                   St. Louis, Missouri

                   LPL Financial Services                     6%             0%
                   San Diego, California
--------------------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------------------
  Investor
                   None
--------------------------------------------------------------------------------------------
  Institutional
                   Northern Trust Co. TR                      32%            0%
                   CSX Corp Master Savings Plan
                   Chicago, Illinois

                   JP Morgan Chase Bank Trustee               28%            0%
                   Robert Bosch Corporation
                   Star Plan and Trust
                   Kansas City, Missouri

                   The Chase Manhattan Bank NA TR             12%            0%
                   Winnebago Industries Inc. Profit Sharing
                   & Deferred Savings Investment Plan
                   New York, New York
--------------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                               PERCENTAGE OF    PERCENTAGE OF
                                                               OUTSTANDING      OUTSTANDING
FUND/                                                          SHARES OWNED     SHARES OWNED
CLASS             SHAREHOLDER                                  OF RECORD        BENEFICIALLY(1)
------------------------------------------------------------------------------------------------
Select
------------------------------------------------------------------------------------------------
  Institutional
                  The Chase Manhattan Bank NA TR               9%               0%
                  Huntsman Corp Salary Deferral Plan & Trust
                  New York, New York
------------------------------------------------------------------------------------------------
  A
------------------------------------------------------------------------------------------------
                  Charles Schwab & Co., Inc.                   84%              0%
                  San Francisco, California

                  American Enterprise Investment Svcs          6%               0%
                  Minneapolis, Minnesota
------------------------------------------------------------------------------------------------
  B
                  American Enterprise Investment Svcs          47%              0%
                  Minneapolis, Minnesota

                  National Financial Services LLC              8%               0%
                  New York, New York

                  Citigroup Global Markets Inc.                7%               0%
                  New York, New York
------------------------------------------------------------------------------------------------
  C
                  M L P F & S Inc.                             35%              0%
                  Jacksonville, Florida

                  American Enterprise Investment Svcs          30%              0%
                  Minneapolis, Minnesota

                  AG Edwards and Sons Inc.                     13%              0%
                  Saint Louis, Missouri

                  LPL Financial Services                       7%               0%
                  San Diego, California
------------------------------------------------------------------------------------------------
  Advisor
                  UMB Bank NA                                  22%              0%
                  Fiduciary for Various Deferred Accounts
                  Topeka, Kansas

                  Orchard Trust Company Custodian              13%              0%
                  RHD Investors Choice 403B7
                  Englewood, Colorado

                  M L P F & S                                  11%              0%
                  Jacksonville, Florida

                  Saxon & Co.                                  11%              0%
                  Philadelphia, Pennsylvania

                  Security Benefit Life Insurance Co           10%              0%
                  Topeka, Kansas

                  Whitney National Bank TTEE for               7%               0%
                  Superior Energy 401(k) Plan
                  New Orleans, Louisiana
------------------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                       PERCENTAGE OF   PERCENTAGE OF
                                                       OUTSTANDING     OUTSTANDING
                                                       SHARES OWNED    SHARES OWNED
FUND/CLASS       SHAREHOLDER                           OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------------
  Investor
                 Charles Schwab & Co., Inc.            7%              0%
                 San Francisco, California

                 Nationwide Insurance Co.              6%              0%
                 Columbus, Ohio

                 The Variable Annuity Life             5%              0%
                 Insurance Company
                 Houston, Texas
--------------------------------------------------------------------------------------
  Institutional
                 Fidelity FIIOC TR                     17%             0%
                     FBO Intel SERP 401k               0%              13%
                     Covington, Kentucky

                 JP Morgan Chase Bank Trustee          13%             0%
                 401(k) Savings Plan of
                 JP Morgan Chase & Co. Trust
                 Brooklyn, New York

                 JP Morgan Chase Bank Trustee          11%             0%
                 Robert Bosch Corporation
                 Star Plan and Trust
                 Kansas City, Missouri

                 JP Morgan Chase TR                    10%             0%
                 The Interpublic Group of
                 Companies Inc.
                 Savings Plan Trust
                 New York, New York

                 Nationwide Insurance Company          6%              0%
                 QPVA
                 Columbus, Ohio
--------------------------------------------------------------------------------------
  Advisor
                 Principal Life Insurance              17%             0%
                 Des Moines, Iowa

                 Nationwide Trust Company FSB          12%             0%
                 Columbus, Ohio

                 National Financial Services Corp.     10%             0%
                 New York, New York

                 Charles Schwab & Co., Inc.            6%              0%
                 San Francisco, California

                 Connecticut General Life              6%              0%
                 Hartford, Connecticut
--------------------------------------------------------------------------------------
  C
                 American Enterprise Investment Svcs   22%             0%
                 Minneapolis, Minnesota

                 First Clearing LLC                    17%             0%
                 Richmond, Virginia

                 Mobank & Co EB                        13%             0%
                 Monroe, Michigan
--------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                    PERCENTAGE OF   PERCENTAGE OF
                                                    OUTSTANDING     OUTSTANDING
FUND/                                               SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                             OF RECORD       BENEFICIALLY(1)
------------------------------------------------------------------------------------
Ultra
------------------------------------------------------------------------------------
  C
            National Financial Services Corp.       8%              0%
            New York, New York

            Pershing LLC                            7%              0%
            Jersey City, New Jersey
------------------------------------------------------------------------------------
  R
            ING National Trust                      62%             0%
            Hartford, Connecticut

            Symetra Investment Services             18%             0%
            Seattle, Washington

            ING Life Insurance and Annuity Co.      12%             0%
            Hartford, Connecticut

            Massachusetts Mutual Life Insurance     8%              0%
            Springfield, Massachusetts
------------------------------------------------------------------------------------
Vista
------------------------------------------------------------------------------------
  Investor
            None
------------------------------------------------------------------------------------
  Institutional
            American Century Profit Sharing         43%             0%
            and 401K Savings Plan and Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR          29%             0%
            Huntsman Corp Salary
            Deferral Plan & Trust
            New York, New York

            Trustees of Valassis Employees          9%              0%
            Retirement Savings Plan
            Livonia, Michigan

            The Chase Manhattan Bank NA TR          7%              0%
            Huntsman Corp MPP Plan & Trust
            New York, New York
------------------------------------------------------------------------------------
  Advisor
            Carey & Co.                             27%             0%
            Columbus, Ohio

            Oklahoma Public Employees               23%             0%
            Retirement System Board of Trustees
               FBO OK State Employees               0%              16%
                Def Group Plan
                Greenwood Village, Colorado

                FBO OK State Empl                   0%              6%
                Def Svgs Incentive Pln
                Greenwood Village, Colorado

            Charles Schwab & Co., Inc.              13%             0%
            San Francisco, California
------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                         PERCENTAGE OF   PERCENTAGE OF
                                                         OUTSTANDING     OUTSTANDING
FUND/                                                    SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                                  OF RECORD       BENEFICIALLY(1)
-----------------------------------------------------------------------------------------
  Vista
-----------------------------------------------------------------------------------------
  Advisor
            James B. Anderson TR                         8%              0%
               American Chamber of Commerce Executives   0%              7%
               Amended & Restated 401(k) Plan & Trust
               Springfield, Missouri

            Trustar/Delaware Charter                     8%              0%
                FBO Principal Financial Group            0%              6%
                Wilmington, Delaware
-----------------------------------------------------------------------------------------
  C
            American Enterprise Investment Svcs          52%             0%
            Minneapolis, Minnesota

            First Clearing LLC                           10%             0%
            Richmond, Virginia

            National Financial Services Corp.            8%              0%
            New York, New York

            MCB Trust Services Cust                      8%              0%
                FBO Gaston Medical Group PA              0%              6%
                Denver, Colorado
-----------------------------------------------------------------------------------------
Veedot
-----------------------------------------------------------------------------------------
  Investor
            None
-----------------------------------------------------------------------------------------
  Institutional
            Trustees of American Century P/S             59%             59%
            & 401K Savings Plan & Trust
            Kansas City, Missouri

            American Century Investment                  17%             17%
            Management Inc.
            Kansas City, Missouri

            UMB TR                                       12%             12%
            American Century Executive
            Deferred Comp Plan Trust
            Kansas City, Missouri

            UMB TR                                       10%             0%
                American Century Services Corp.          0%              8%
                Stock Option Surrender Plan #95
                Kansas City, Missouri
-----------------------------------------------------------------------------------------
  Advisor
            None

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Mutual Funds, Inc. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person.

------

The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of
November 3, 2004, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated in the table below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND              CLASS            PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Balanced          Investor         0.900% of first $1 billion
                                   0.800% over $1 billion
                  --------------------------------------------------------------
                  Institutional    0.700% of first $1 billion
                                   0.600% over $1 billion
                  --------------------------------------------------------------
                  Advisor          0.650% of first $1 billion
                                   0.550% over $1 billion
--------------------------------------------------------------------------------
Capital Growth    A, B and C       1.000% of first $20 billion
                                   0.950% more than $20 billion to $30 billion
                                   0.925% more than $30 billion to $40 billion
                                   0.900% more than $40 billion to $50 billion
                                   0.875% over $50 billion
--------------------------------------------------------------------------------
Capital Value     Investor         1.10% of first $500 million
                                   1.00% of next $500 million
                                   0.90% over $1 billion
--------------------------------------------------------------------------------
                  Institutional    0.90% of first $500 million
                                   0.80% of next $500 million
                                   0.70% over $1 billion
--------------------------------------------------------------------------------
                  Advisor          0.85% of first $500 million
                                   0.75% of next $500 million
                                   0.65% over $1 billion
--------------------------------------------------------------------------------

------

FUND                  CLASS                   PERCENTAGE OF STRATEGY ASSETS
------------------------------------------------------------------------------------------
Fundamental Equity    A, B and C              1.000% of first $20 billion
                                              0.950% more than $20 billion to $30 billion
                                              0.925% more than $30 billion to $40 billion
                                              0.900% more than $40 billion to $50 billion
                                              0.875% over $50 billion
------------------------------------------------------------------------------------------
Giftrust              Investor                1.00%
------------------------------------------------------------------------------------------
Growth                Investor, C and R       1.000% of first $20 billion
                                              0.950% more than $20 billion to $30 billion
                                              0.925% more than $30 billion to $40 billion
                                              0.900% more than $40 billion to $50 billion
                                              0.875% over $50 billion
                      --------------------------------------------------------------------
                      Institutional           0.800% of first $20 billion
                                              0.750% more than $20 billion to $30 billion
                                              0.725% more than $30 billion to $40 billion
                                              0.700% more than $40 billion to $50 billion
                                              0.675% over $50 billion
                      --------------------------------------------------------------------
                      Advisor                 0.750% of first $20 billion
                                              0.700% more than $20 billion to $30 billion
                                              0.675% more than $30 billion to $40 billion
                                              0.650% more than $40 billion to $50 billion
                                              0.625% over $50 billion
------------------------------------------------------------------------------------------
Heritage              Investor and C          1.000%
                      Institutional           0.800%
                      --------------------------------------------------------------------
                      Advisor                 0.750%
------------------------------------------------------------------------------------------
New Opportunities     Investor                1.50% of the first $500 million
                                              1.30% of next $500 million
                                              1.10% over $1 billion
------------------------------------------------------------------------------------------
New Opportunities II  Investor, A, B and C    1.50% of the first $500 million
                                              1.30% of next $500 million
                                              1.10% over $1 billion
                      --------------------------------------------------------------------
                      Institutional           1.30% of the first $500 million
                                              1.10% of next $500 million
                                              0.90% over $1 billion
------------------------------------------------------------------------------------------
Select                Investor, A, B and C    1.000% of first $20 billion
                                              0.950% more than $20 billion to $30 billion
                                              0.925% more than $30 billion to $40 billion
                                              0.900% more than $40 billion to $50 billion
                                              0.875% over $50 billion
                      --------------------------------------------------------------------
                      Institutional           0.800% of first $20 billion
                                              0.750% more than $20 billion to $30 billion
                                              0.725% more than $30 billion to $40 billion
                                              0.700% more than $40 billion to $50 billion
                                              0.675% over $50 billion
                      --------------------------------------------------------------------
                      Advisor                 0.750% of first $20 billion
                                              0.700% more than $20 billion to $30 billion
                                              0.675% more than $30 billion to $40 billion
                                              0.650% more than $40 billion to $50 billion
                                              0.625% over $50 billion
------------------------------------------------------------------------------------------

------

FUND        CLASS                  PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Ultra       Investor, C and R      1.000% of first $20 billion
                                   0.950% more than $20 billion to $30 billion
                                   0.925% more than $30 billion to $40 billion
                                   0.900% more than $40 billion to $50 billion
                                   0.875% over $50 billion
            -------------------------------------------------------------------
            Institutional          0.800% of first $20 billion
                                   0.750% more than $20 billion to $30 billion
                                   0.725% more than $30 billion to $40 billion
                                   0.700% more than $40 billion to $50 billion
                                   0.675% over $50 billion
            -------------------------------------------------------------------
            Advisor                0.750% of first $20 billion
                                   0.700% more than $20 billion to $30 billion
                                   0.675% more than $30 billion to $40 billion
                                   0.650% more than $40 billion to $50 billion
                                   0.625% over $50 billion
--------------------------------------------------------------------------------
Vista       Investor and C         1.000%
            -------------------------------------------------------------------
            Institutional          0.800%
            -------------------------------------------------------------------
            Advisor                0.750%
--------------------------------------------------------------------------------
Veedot      Investor               1.50% of first $500 million
                                   1.30% of next $500 million
                                   1.10% over $1 billion
            -------------------------------------------------------------------
            Institutional          1.30% of first $500 million
                                   1.10% of next $500 million
                                   0.90% over $1 billion
            -------------------------------------------------------------------
            Advisor                1.25% of first $500 million
                                   1.05% of next $500 million
                                   0.85% over $1 billion
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to

------

achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2004, 2003 and 2002, are indicated in the following tables.
Because Fundamental Equity was not in operation as of the fiscal year end, it is not included in the table below.

UNIFIED MANAGEMENT FEES
FUND/CLASS                      2004(1)       2003            2002
---------------------------------------------------------------------------
Growth
  Investor Class                $42,629,274   $40,233,896     $53,431,278
---------------------------------------------------------------------------
  Advisor Class                 $510,260      $322,092        $245,976
---------------------------------------------------------------------------
  Institutional Class           $5,284,047    $4,188,607      $1,444,918
---------------------------------------------------------------------------
  C Class                       $6,830        $5,324          $2,123(2)
---------------------------------------------------------------------------
  R Class                       $35           $4(3)           N/A
---------------------------------------------------------------------------
Ultra
  Investor Class                $211,788,565  $191,091,336    $231,562,879
---------------------------------------------------------------------------
  Advisor Class                 $5,283,974    $3,630,671      $3,304,275
---------------------------------------------------------------------------
  Institutional Class           $7,721,096    $5,376,298      $5,253,092
---------------------------------------------------------------------------
  C Class                       $43,173       $10,567         $2,726
---------------------------------------------------------------------------
  R Class                       $19,637       $4(3)           N/A
---------------------------------------------------------------------------
Select
  Investor Class                $38,147,413   $35,720,710     $43,411,463
---------------------------------------------------------------------------
  Advisor Class                 $202,537      $180,024        $174,038
---------------------------------------------------------------------------
  Institutional Class           $1,937,778    $1,623,535      $1,657,448
---------------------------------------------------------------------------
  A Class                       $236,164      $20,822         N/A
---------------------------------------------------------------------------
  B Class                       $18,681       $3,061          N/A
---------------------------------------------------------------------------
  C Class                       $29,945       $2,947          N/A
---------------------------------------------------------------------------
Vista
  Investor Class                $13,739,409   $10,046,513     $11,472,288
---------------------------------------------------------------------------
  Advisor Class                 $340,458      $96,780         $101,047
---------------------------------------------------------------------------
  Institutional Class           $324,585      $293,432        $357,642
---------------------------------------------------------------------------
  C Class                       $10,295       $1,515          $399
---------------------------------------------------------------------------

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

(2)  FEES ACCRUED FROM NOVEMBER 28, 2001 (C CLASS INCEPTION) THROUGH
     OCTOBER 31, 2002.

(3)  FEES ACCRUED FROM AUGUST 29, 2003 (R CLASS INCEPTION) THROUGH OCTOBER
     31, 2003.

------

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND/CLASS                     2004(1)            2003               2002
--------------------------------------------------------------------------------
Heritage
  Investor Class               $12,168,009        $10,654,047        $12,137,959
--------------------------------------------------------------------------------
  Advisor Class                $114,578           $60,335            $23,346
--------------------------------------------------------------------------------
  Institutional Class          $528,668           $996,702           $928,931
--------------------------------------------------------------------------------
  C Class                      $9,264             $3,641             $557
--------------------------------------------------------------------------------
Balanced
  Investor Class               $5,299,050         $4,932,718         $5,583,056
--------------------------------------------------------------------------------
  Advisor Class                $108,622           $96,544            $103,396
--------------------------------------------------------------------------------
  Institutional Class          $1,312             $77,428            $128,656
--------------------------------------------------------------------------------
Capital Growth
  A Class                      $2,690             N/A                N/A
--------------------------------------------------------------------------------
  B Class                      $2,508             N/A                N/A
--------------------------------------------------------------------------------
  C Class                      $2,256             N/A                N/A
--------------------------------------------------------------------------------
Capital Value
  Investor Class               $1,747,309         $771,404           $568,432
--------------------------------------------------------------------------------
  Institutional Class          $148,715           $49,740            $18,575(2)
--------------------------------------------------------------------------------
  Advisor Class                $31,535            $305               N/A
--------------------------------------------------------------------------------
Giftrust
  Investor Class               $8,873,785         $7,857,938         $8,744,135
--------------------------------------------------------------------------------
New Opportunities
  Investor Class               $4,491,558         $4,300,248         $5,552,49
--------------------------------------------------------------------------------
New Opportunities II
  Investor Class               $543,334           $404,596           $385,262
--------------------------------------------------------------------------------
  A Class                      $104,664           $4,348(3)          N/A
--------------------------------------------------------------------------------
  B Class                      $8,253             $1,211(3)          N/A
--------------------------------------------------------------------------------
  C Class                      $8,587             $55(3)             N/A
--------------------------------------------------------------------------------
Veedot
  Investor Class               $3,453,855         $2,881,700         $3,397,163
--------------------------------------------------------------------------------
  Institutional Class          $166,778           $127,721           $128,328
--------------------------------------------------------------------------------

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

(2)  FEES ACCRUED FROM MARCH 1, 2002 (INSTITUTIONAL CLASS INCEPTION)
     THROUGH OCTOBER 31, 2002.

(3)  FEES ACCRUED FROM JANUARY 31, 2003 (A CLASS, B CLASS AND C CLASS
     INCEPTION) THROUGH OCTOBER 31, 2003.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 47.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

------

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 47. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JP Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte &  Touche LLP is the independent  registered public accounting firm of the funds. The address of Deloitte &  Touche LLP is 1010 Grand Boulevard,
Kansas City,  Missouri 64106. As the independent  registered  public  accounting firm of the funds, Deloitte & Touche LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

FUNDAMENTAL EQUITY, GROWTH, ULTRA, SELECT, VISTA, HERITAGE, CAPITAL VALUE,
FUNDAMENTAL EQUITY, GIFTRUST, NEW OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT,
CAPITAL GROWTH AND THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

------

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds. In the years ended October 31, 2004, 2003 and 2002, the brokerage commissions of each fund are listed in the following table. Because
Fundamental Equity was not in operation as of the fiscal year end, it is not included.

FUND                        2004                 2003                2002
--------------------------------------------------------------------------------
Growth                      $8,405,085           $11,633,672         $10,370,502
--------------------------------------------------------------------------------
Ultra                       $9,440,731(1)        $25,150,177         $41,568,399
--------------------------------------------------------------------------------
Select                      $3,551,910(1)        $6,445,767          $11,315,541
--------------------------------------------------------------------------------
Vista                       $6,049,997           $5,927,293          $5,892,458
--------------------------------------------------------------------------------
Heritage                    $5,217,528(2)        $2,689,688          $2,503,500
--------------------------------------------------------------------------------
Balanced                    $1,223,255           $1,606,559          $522,702
--------------------------------------------------------------------------------
Capital Growth              $1,342               N/A                 N/A
--------------------------------------------------------------------------------
Capital Value               $76,585(3)           $41,498             $39,193
--------------------------------------------------------------------------------
Giftrust                    $3,433,171(2)        $1,826,653          $1,674,254
--------------------------------------------------------------------------------
New Opportunities           $1,521,059           $1,463,909          $1,192,917
--------------------------------------------------------------------------------
New Opportunities II        $231,389             $167,785            $116,276
--------------------------------------------------------------------------------
Veedot                      $1,597,322           $1,873,205          $1,741,747
--------------------------------------------------------------------------------

(1)  THE DECREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND IN 2004 WAS A
     RESULT OF LOWER PORTFOLIO TURNOVER DURING THE SAME PERIOD.

(2)  THE INCREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND IN 2004 WAS A
     RESULT OF HIGHER PORTFOLIO TURNOVER DURING THAT SAME PERIOD.

(3)  THE INCREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND IN 2004 WAS A
     RESULT OF AN INCREASE IN THE FUND'S ASSETS UNDER MANAGEMENT.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

------

THE FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).

REGULAR BROKER-DEALERS

As of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies. As a new fund, Fundamental Equity is not included in the table below.

                                                             VALUE OF SECURITIES
                                                             OWNED AS OF
FUND                   BROKER, DEALER OR PARENT              OCTOBER 31, 2004
--------------------------------------------------------------------------------
Balanced               Citigroup Inc.                           $8,027,046
                       ---------------------------------------------------------
                       Wachovia Corp.                           $8,030,004
                       ---------------------------------------------------------
                       American Express Co.                     $4,234,814
                       ---------------------------------------------------------
                       Morgan Stanley                           $4,111,984
                       ---------------------------------------------------------
                       Bear Stearns Companies, Inc.             $2,846,093
                       ---------------------------------------------------------
                       Goldman Sachs Group, Inc.                $1,569,290
                       ---------------------------------------------------------
                       Merrill Lynch Mortgage Investors, Inc.   $93,940
--------------------------------------------------------------------------------
Capital Growth         American Express Co.                     $25,739
                       ---------------------------------------------------------
                       Goldman Sachs Group, Inc.                $18,200
--------------------------------------------------------------------------------
Capital Value          Citigroup Inc                            $12,973,788
                       ---------------------------------------------------------
                       Wachovia Corp                            $4,074,588
                           -----------------------------------------------------
                       Merrill Lynch & Co., Inc.                $4,050,894
                       ---------------------------------------------------------
                       Morgan Stanley                           $3,877,731
                       ---------------------------------------------------------
                       Fiserv, Inc.                             $1,823,202
--------------------------------------------------------------------------------
Giftrust               None
--------------------------------------------------------------------------------
Growth                 American Express Co.                     $85,771,734
                       ---------------------------------------------------------
                       Goldman Sachs Group, Inc.                $60,749,650
--------------------------------------------------------------------------------
Heritage               None
--------------------------------------------------------------------------------
New Opportunities      None
--------------------------------------------------------------------------------
New Opportunities II   None
--------------------------------------------------------------------------------
Select                 Citigroup Inc.                           $82,038,621
                       ---------------------------------------------------------
                       American Express Co.                     $17,162,838
--------------------------------------------------------------------------------

------

                                                             VALUE OF SECURITIES
                                                             OWNED AS OF
FUND       BROKER, DEALER OR PARENT                          OCTOBER 31, 2004
--------------------------------------------------------------------------------
Ultra      Citigroup Inc.                                      $315,293,220
           ---------------------------------------------------------------------
           American Express Co.                                $177,041,520
           ---------------------------------------------------------------------
           The Goldman Sachs Group, Inc.                       $158,588,560
           ---------------------------------------------------------------------
           Merrill Lynch & Co., Inc.                           $131,775,420
--------------------------------------------------------------------------------
Vista      None
--------------------------------------------------------------------------------
Veedot     A.G. Edwards, Inc.                                      $471,480
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the

------

intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, B, C and R classes is the same as for Investor Class, but the A,
B, C and R Class shares each are subject to a separate Master Distribution and
Individual Shareholder Services Plan (the A Class Plan, B Class Plan, C Class
Plan and R Class Plan, respectively and collectively with the Advisor Class
Plan, the Plans) described below. The Plans have been adopted by the funds'
Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition for the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds'

------

distributor a fee equal to 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2004, the aggregate amount of fees paid under the A Class plan was:

    Capital Growth               $673(1)
    New Opportunities II      $17,444(1)
    Select                    $59,041(1)

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

Because the A Class of Fundamental Equity was not in operation as of the fiscal year end, no fees were paid under the A Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

------

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31,
2004, the aggregate amount of fees paid under the B Class plan was:

    Capital Growth               $18,680(1)
    New Opportunities II          $2,508(1)
    Select                        $5,501(1)

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

Because the B Class of Fundamental Equity was not in operation as of the fiscal year end, no fees were paid under the B Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

------

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

------

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2004, the aggregate amount of fees paid under the C Class Plan was:

    Capital Growth         $2,256(1)
    Ultra                 $43,463(1)
    Vista                 $10,296(1)
    Heritage               $9,264(1)
    Growth                 $6,830(1)
    Select                $29,944(1)
    New Opportunities II   $5,725(1)

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

Because the C Class of Fundamental Equity was not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

------

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2004, the aggregate amount of fees paid under the R Class Plan were:

    Growth       $18(1)
    Ultra     $9,879(1)

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

------

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds'

------

distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

    Balanced         $83,574(1)
    Capital Value    $18,550(1))
    Growth          $340,174(1}
    Heritage         $76,386(1)
    Select          $135,024(1)
    Ultra         $3,554,094(1)
    Vista           $226,972(1)

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

------

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2004, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

    Balanced          $41,787(1)
    Capital Value      $9,275(1)
    Growth           $170,087(1)
    Heritage          $38,193(1)
    Select            $67,512(1)
    Ultra          $1,777,047(1)
    Vista            $113,486(1)

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2004, the amount of fees paid under the
Advisor Class Plan for distribution services was:

    Balanced          $41,787(1)
    Capital Value      $9,275(1)
    Growth           $170,087(1)
    Heritage          $38,193(1)
    Select            $67,512(1)
    Ultra          $1,777,047(1)
    Vista            $113,486(1)

(1)  THE INFORMATION FOR 2004 IS UNAUDITED.

------

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

The aggregate contingent deferred sales charges paid to the distributor for the
B Class shares in the fiscal year ended October 31, 2004, were Select, $717 and
New Opportunities II, $5,574.

The aggregate contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended October 31, 2004 were Growth, $63;
Select, $1,291; Vista, $968; Capital Growth, $8; New Opportunities II, $630;
Ultra; $955; and Heritage, $674. Because Fundamental Equity had not commenced operations as of the fiscal year end, it is not included.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                         DEALER CONCESSION
--------------------------------------------------------------------------------
Less than $50,000                             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                           3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                           2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                           1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                       1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                       0.50%
--------------------------------------------------------------------------------
Greater than $10,000,000                      0.25%
--------------------------------------------------------------------------------

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No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses and in Your Guide to
American Century Services. The prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid

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and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of
Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for

------

taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 120-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2003, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. Because
Fundamental Equity and Capital Growth were not in operation as of the fiscal year end, they are not included in the table below. Information for the October
31, 2004 fiscal year end was not available as of the date of this statement of additional information.

------

FUND                                 CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
Balanced                             $61,050,842 (expiring 2009 through 2011)
--------------------------------------------------------------------------------
Capital Value                        $2,708,083 (expiring 2007 through 2010)
--------------------------------------------------------------------------------
Giftrust                             $603,762,806 (expiring 2009 through 2011)
--------------------------------------------------------------------------------
Growth                               $2,084,109,981 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Heritage                             $320,497,703 (expiring 2009 through 2011)
--------------------------------------------------------------------------------
New Opportunities                    $213,239,150 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
New Opportunities II                 $2,094,069 (expiring 2010)
--------------------------------------------------------------------------------
Select                               $900,522,756 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Ultra                                $3,612,168,459 (expiring 2009 through 2011)
--------------------------------------------------------------------------------
Veedot                               $134,123,553 (expiring 2008 through 2010)
--------------------------------------------------------------------------------
Vista                                $398,249,815 (expiring 2009 through 2010)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

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FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Report of Independent Registered Public
Accounting Firm and the financial statements included in the funds' Annual
Reports for the fiscal year ended October 31, 2003, and the unaudited financial statements included in the funds' Semiannual Reports for the six-month period ended April 30, 2004, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA   This is the highest rating assigned by S&P to a debt obligation.
      It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA    Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A     Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
      conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB    Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is
      assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B     Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC   Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and
      economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC    Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
      subordinated to senior debt that is assigned an actual
      or implied CCC rating.
--------------------------------------------------------------------------------
C     The rating C typically is applied to debt subordinated to
      senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D     Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be
      made during such grace period. It also will be used upon
      the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------

MOODY'S INVESTORS SERVICE, INC.
------------------------------------------------------------------------------
Aaa      This is the highest rating assigned by Moody's to a debt obligation.
         It indicates an extremely strong capacity to pay interest and repay principal.
------------------------------------------------------------------------------
Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
         Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
------------------------------------------------------------------------------
A        Debt rated in this category possesses many favorable
         investment attributes and is to be considered as
         upper-medium-grade debt. Although capacity to pay
         interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of
         changes in circumstances and economic conditions than
         debt in higher-rated categories.
------------------------------------------------------------------------------
Baa      Debt rated in this category is considered as medium-grade
         debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection
         parameters, adverse economic conditions or changing
         circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is
         regarded as having significant speculative characteristics.
------------------------------------------------------------------------------
Ba       Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
         uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the
         protection of interest and principal payments may be very moderate.
------------------------------------------------------------------------------
B        Debt rated B has a greater vulnerability to default, but
         currently has the capacity to meet financial commitments.
         Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt
         subordinated to senior debt that is assigned an actual or
         implied Ba or Ba3 rating.
------------------------------------------------------------------------------
Caa      Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable
         business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
         Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is
         assigned an actual or implies B or B3 rating.
------------------------------------------------------------------------------
Ca       Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
------------------------------------------------------------------------------
C        This is the lowest rating assigned by Moody's, and debt rated
         C can be regarded as having extremely poor prospects
         of attaining investment standing.

------------------------------------------------------------------------------
FITCH, INC.
------------------------------------------------------------------------------
AAA   Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely
      affected by foreseeable events.
------------------------------------------------------------------------------
AA    Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable
      events.
------------------------------------------------------------------------------
A     Debt rated in this category has a low expectation of credit risk.
      Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances
      or in economic conditions than debt rated in higher categories.
------------------------------------------------------------------------------
BBB   Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
------------------------------------------------------------------------------

------

FITCH, INC.
--------------------------------------------------------------------------------
BB           Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
             currently are being met, but capacity for continued
             debt service payments is contingent upon a sustained,
             favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C   Debt rated in these categories has a real possibility for
             default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
             developments. A CC rating indicates that default of
             some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D   The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
             reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
             DDD obligations have the highest potential for recovery, around
             90%- 100% of outstanding amounts and accrued interest. DD
             indicates potential recoveries in the range of 50%-90%
             and D the lowest recovery potential, i.e., below 50%.

             Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and
             D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D
             have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
-----------------------------------------------------------------------------------
S&P  MOODY'S   DESCRIPTION
-----------------------------------------------------------------------------------
A-1  Prime-1   This indicates that the degree of safety regarding timely payment
     (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
-----------------------------------------------------------------------------------
A-2  Prime-2   Capacity for timely payment on commercial paper is satisfactory,
     (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
               characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
-----------------------------------------------------------------------------------
A-3  Prime-3   Satisfactory capacity for timely repayment. Issues that carry this
     (P-3)     rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
-----------------------------------------------------------------------------------

------

NOTE RATINGS
------------------------------------------------------------------------
S&P    MOODY'S         DESCRIPTION
------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds
                       for their servicing or from established and
                       broad-based access to the market for refinancing,
                       or both.
------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality, with margins of
                       protection ample, although not so large as in
                       the preceding group.
------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality, with all security
                       elements accounted for, but lacking the
                       undeniable strength of the preceding grades.
                       Market access for refinancing, in particular, is
                       likely to be less well established.
------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific
                       risk but having protection and not distinctly or
                       predominantly speculative.
------------------------------------------------------------------------

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

americancentury.com

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-40486 0411

AMERICAN CENTURY MUTUAL FUNDS, INC.

PART C.   OTHER INFORMATION.

Item 22.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth  Century  Investors,  Inc.,
dated June 26,  1990  (filed  electronically  as Exhibit  b1a to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century Investors,  Inc., dated
November  19,  1990  (filed  electronically  as  Exhibit  b1b to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (3)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
Maryland   corporation  and  Twentieth  Century  Investors,   Inc.,  a  Delaware
corporation,  dated  February 22, 1991 (filed  electronically  as Exhibit b1c to
Post-Effective  Amendment No. 73 to the Registration Statement of the Registrant
on February 29, 1996, File No. 2-14213, and incorporated herein by reference).

          (4) Articles of Amendment of Twentieth Century Investors,  Inc., dated
August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
September  2,  1993  (filed  electronically  as  Exhibit  b1e to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective  Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
October  11,  1995  (filed  electronically  as  Exhibit  b1g  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
January  22,  1996  (filed  electronically  as  Exhibit  b1h  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective  Amendment
No. 75 to the  Registration  Statement of the Registrant on June 14, 1996,  File
No. 2-14213, and incorporated herein by reference).

          (10) Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit a10 to Post-Effective
Amendment No. 85 to the Registration Statement of the Registrant on September 1,
1999, File No. 2-14213, and incorporated herein by reference).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
December  2,  1996  (filed  electronically  as  Exhibit  b1j  to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit b1k to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated July 28,  1997  (filed  electronically  as Exhibit  b1l to  Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (14) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 28, 1997 (filed  electronically  as Exhibit a13 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (15)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated December 18, 1997 (filed  electronically  as
Exhibit a14 to Post-Effective  Amendment No. 83 to the Registration Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (16) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 18, 1997 (filed  electronically  as Exhibit b1m to Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 25, 1999 (filed  electronically  as Exhibit a16 to  Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 16, 1999 (filed  electronically  as Exhibit a17 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 2, 1999 (filed  electronically  as Exhibit  a19 to  Post-Effective
Amendment No. 89 to the Registration  Statement of the Registrant on December 1,
2000, File No. 2-14213, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 19, 1999 (filed  electronically  as Exhibit a19 to Post-Effective
Amendment No. 87 to the Registration Statement of the Registrant on November 29,
1999, File No. 2-14213, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  March 5, 2001  (filed  electronically  as Exhibit  a21 to  Post-Effective
Amendment No. 93 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 2-14213, and incorporated herein by reference).

          (22) Certificate of Correction to Articles Supplementary,  dated April
3, 2001 (filed electronically as Exhibit a22 to Post-Effective  Amendment No. 93
to the  Registration  Statement of the  Registrant  on April 20, 2001,  File No.
2-14213, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated June 14,  2002  (filed  electronically  as Exhibit  a23 to  Post-Effective
Amendment No. 98 to the Registration  Statement of the Registrant on October 10,
2002, File No. 2-14213, and incorporated herein by reference).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds, Inc., dated June 25, 2002 (filed electronically as Exhibit
a24 to  Post-Effective  Amendment  No. 98 to the  Registration  Statement of the
Registrant on October 10, 2002, File No.  2-14213,  and  incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 12, 2003 (filed  electronically  as Exhibit a25 to Post-Effective
Amendment No. 100 to the  Registration  Statement of the  Registrant on February
28, 2003, File No. 2-14213, and incorporated herein by reference).

          (26)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated February 28, 2003 (filed  electronically  as
Exhibit a26 to Post-Effective Amendment No. 101 to the Registration Statement of
the Registrant on August 28, 2003, File No. 2-14213,  and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 14, 2003 (filed  electronically  as Exhibit a27 to  Post-Effective
Amendment No. 102 to the Registration  Statement of the Registrant on August 28,
2003, File No. 2-14213, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 14, 2004 (filed  electronically  as Exhibit a28 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

          (29) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 17, 2004, are included herein.

     (b) Amended and Restated  By-laws,  dated  September 21, 2004, are included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article  Seventh,  and Article Eighth,  of Registrant's
Articles  of  Incorporation,  appearing  as  Exhibit  (a)(1)  to  Post-Effective
Amendment  No.  73 on  Form  N-1A  of  the  Registrant,  and  Article  Fifth  of
Registrant's   Articles   of   Amendment,   appearing   as  Exhibit   (a)(4)  to
Post-Effective  Amendment  No.  73 on  Form  N-1A  of  the  Registrant,  to  the
Registration  Statement on February 29, 1996;  and Sections 3, 4, 5, 6, 7, 8, 9,
10, 11, 22, 24,  25,  30,  31,  33, 39, 45 and 46 of  Registrant's  Amended  and
Restated By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment Management, Inc., dated November 17, 2004, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment Services, Inc., dated November 17, 2004, is included herein.

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration Statement of the Registrant on February 28, 1997, File No. 2-14213,
and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1,  1991  (filed  electronically  as  Exhibit  9 to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, is included herein.

          (2) Power of Attorney, dated November 16, 2004, is included herein.

          (3)  Secretary's  Certificate,  dated  November 16, 2004,  is included herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
the Registrant on July 17, 1997, File No. 2-14213,  and  incorporated  herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
the Registrant on February 26, 1998, File No. 2-14213,  and incorporated  herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
the Registrant on November 29, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
the Registrant on December 13, 2001, File No. 2-14213,  and incorporated  herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of  American  Century  World  Mutual  Funds,  Inc. on April 19,  2001,  File No.
33-39242, and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  26 to  the
Registration  Statement of American Century World Mutual Funds,  Inc. on October
1, 2002, File No. 33-39242, and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (C Class),  dated  November  17,  2004,  is included herein.

          (20) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (22)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (A Class),  dated  September  30, 2004,  is included herein.

          (23)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (A Class),  dated  November  17,  2004,  is included herein.

          (24) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (25)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (26)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (B Class),  dated  September  30, 2004,  is included herein.

          (27)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (B Class),  dated  November  17,  2004,  is included herein.

          (28) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (29)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004, is included herein.

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Pre-Effective  Amendment No. 1 to the Registration  Statement of
American Century Asset Allocation Portfolios, Inc., on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

          (2)  Independent  Directors'  Code of Ethics amended March 4, 2000, is included herein.

Item 23. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24. Indemnification

     The  Registrant  is a Maryland  corporation.  Section  2-418 of the General
Corporation  Law of Maryland  allows a Maryland  corporation  to  indemnify  its directors,  officers,  employees  and  agents  to the  extent  provided  in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  corporation's  directors  and  officers  to the  extent permitted by the General Corporation Law of Maryland, the Investment Company Act
and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of the Investment Advisor

     None.

Item 26. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*        with Underwriter            with Registrant
------------------------------------------------------------------------
James E. Stowers, Jr.   Chairman and Director           Chairman of
                                                        the Board and
                                                        Director

James E. Stowers III    Co-Chairman and Director        Chairman of
                                                        the Board and
                                                        Director

William M. Lyons        President, Chief Executive      President
                        Officer and Director

Robert T. Jackson       Executive Vice President,       Executive Vice
                        Chief Financial Officer         President
                        and Chief Accounting Officer

Donna Byers             Senior Vice President           none

Brian Jeter             Senior Vice President           none

Mark Killen             Senior Vice President           none

Dave Larrabee           Senior Vice President           none

Barry Mayhew            Senior Vice President           none

David C. Tucker         Senior Vice President           Senior Vice President
                        and General Counsel             and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 27. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American  Century Mutual Funds,  Inc.,  American  Century Services
Corporation and American  Century  Investment  Management,  Inc., all located at
American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

Item 28. Management Services - Not Applicable.

Item 29. Undertakings - Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities Act and the Investment  Company
Act of 1940, the Registrant  certifies that it meets all of the requirements for effectiveness of this Registration  Statement  amendment pursuant to Rule 485(b)
promulgated  under the Securities  Act of 1933, as amended,  and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized, in the City of Kansas City, State of Missouri on the 29th day of November, 2004.

                               American Century Mutual Funds, Inc.
                               (Registrant)

                               By: /*/ William M. Lyons
                               -----------------------------------------
                               President and Principal Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  amendment  has been  signed  below by the  following  persons  in the capacities and on the dates indicated.

Signature                  Title                               Date
---------                  -----                               ----

*William M. Lyons         President and                      November 29, 2004
----------------------    Principal Executive Officer
William M. Lyons

*Maryanne Roepke          Senior Vice President,             November 29, 2004
----------------------    Treasurer and Chief
Maryanne Roepke           Accounting Officer

*James E. Stowers, Jr.    Chairman of the Board              November 29, 2004
----------------------    and Director
James E. Stowers, Jr.

*James E. Stowers III     Chairman of the Board              November 29, 2004
----------------------    and Director
James E. Stowers III

*Thomas A. Brown          Director                           November 29, 2004
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.    Director                           November 29, 2004
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock         Director                           November 29, 2004
----------------------
D. D. (Del) Hock

*Donald H. Pratt          Vice Chairman of the Board         November 29, 2004
----------------------    and Director
Donald H. Pratt

*Gale E. Sayers           Director                           November 29, 2004
----------------------
Gale E. Sayers

*M. Jeannine Strandjord   Director                           November 29, 2004
----------------------
M. Jeannine Strandjord

*Timothy S. Webster       Director                           November 29, 2004
----------------------
Timothy S. Webster

*By  /s/ Brian L. Brogan
     ---------------------------------------------
     Brian L. Brogan
     Attorney-in-Fact (pursuant to a Power
     of Attorney dated November 16, 2004).